DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of the Effects of Derivatives Designated as Cash Flow Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income (expenses), net	Other income (expenses), net	Other income (expenses), net
Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net gains recognized in AOCL	$ 16	$ 1,169	$ 1,863
Net gains reclassified from AOCL into the combined statements of operations	$ (6,131)	$ 2,314	$ 1,882